13. Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Bank's actual capital amounts and ratios
(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2013:

Total Capital (to Risk-Weighted Assets)
Consolidated	$114,185	16.14%	56,582	8.00%	N/A	N/A
Bank	$110,935	15.73%	56,412	8.00%	70,515	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$104,890	14.83%	28,291	4.00%	N/A	N/A
Bank	$101,733	14.43%	28,206	4.00%	42,309	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$104,890	10.08%	41,622	4.00%	N/A	N/A
Bank	$101,733	9.79%	41,584	4.00%	51,981	5.00%

As of December 31, 2012:

Total Capital (to Risk-Weighted Assets)
Consolidated	$121,246	17.34%	55,928	8.00%	N/A	N/A
Bank	$117,453	16.84%	55,784	8.00%	69,730	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$112,135	16.04%	27,964	4.00%	N/A	N/A
Bank	$108,379	15.54%	27,892	4.00%	41,838	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$112,135	11.12%	40,342	4.00%	N/A	N/A
Bank	$108,379	10.76%	40,302	4.00%	50,377	5.00%